Segments (Tables)	12 Months Ended
Mar. 31, 2025
Segments [Abstract]
Schedule of Segment of the Continuing Operations

The following table presents summarized information by segment of the continuing operations for the year ended March 31, 2025:

	Offline wholesale	Online platform	Total
Revenue	$118,864,443	$1,107,195	$119,971,638
Cost of goods	115,107,821	1,025,002	116,132,823
Gross profit	$3,756,622	$82,193	$3,838,815
Selling expenses	1,497,333	36,867	1,534,200
General and administrative expenses	3,339,954	-	3,339,954
Income from operations	$(1,080,665)	$45,326	$(1,035,339)
Depreciation and amortization	$57,516	$-	$57,516
Total capital expenditures	$-	$-	$-

The following table presents summarized information by segment of the continuing operations for the year ended March 31, 2024:

	Offline wholesale	Online platform	Total
Revenue	$123,994,053	$-	$123,994,053
Cost of goods	119,115,636	-	119,115,636
Gross profit	$4,878,417	$-	$4,878,417
Selling expenses	934,223	-	934,223
General and administrative expenses	3,348,112	-	3,348,112
Income from operations	$596,082	$-	$596,082
Depreciation and amortization	$36,001	$-	$36,001
Total capital expenditures	$1,168	$-	$1,168

The following table presents summarized information by segment of the continuing operations for the year ended March 31, 2023:

	Offline wholesale	Online platform	Total
Revenue	$120,199,193	$-	$120,199,193
Cost of goods	116,597,751	-	116,597,751
Gross profit	$3,601,442	$-	$3,601,442
Selling expenses	1,266,025	-	1,266,025
General and administrative expenses	5,137,741	-	5,137,741
Stock based compensation	10,360,000	-	10,360,000
Loss from operations	$(13,162,324)	$-	$(13,162,324)
Depreciation and amortization	$31,225	$-	$31,225
Total capital expenditures	$704	$-	$704